Other Expense, Net - Summary of Impairment Charges and Loss on Sale Recorded for Certain Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairments and loss on sale of equity-accounted investments	$ 347	$ 700
Power & Vision [Member]
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairments and loss on sale of equity-accounted investments	347	700
Tax effect on Other expense, net	(53)	(36)
Loss attributable to non-controlling interests	(75)	(127)
Non-cash impairment charge included in Net income attributable to Magna International Inc.	219	537
Power & Vision [Member] | Getrag (Jiangxi) Transmission Co., Ltd [GJT] [Member]
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairment of equity-accounted investment	337	511
Power & Vision [Member] | Getrag Ford Transmission GmbH ["GFT"] [Member]
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairment of equity-accounted investment		150
Power & Vision [Member] | Dongfeng Getrag Transmission Co. Ltd ["DGT"] [Member]
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairments and loss on sale of equity-accounted investments	$ 10	$ 39